5. LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 5. LONG-TERM INVESTMENTS

5.           LONG-TERM INVESTMENTS

Equity Method Investment

The Company has a 20% interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Turquoise Hill Resources Ltd. (formerly Ivanhoe Mines Ltd.) (“Turquoise Hill”) and 34% by the Government of Mongolia (Note 7). The Company’s share of the loss of the joint venture is $93,246 for the six months ended June 30, 2013 (June 30, 2012 - $492,113) plus accrued interest expense of $128,809 for the six months ended June 30, 2013 (June 30, 2012 - $107,520).